Statement of compliance - Impact of the adoption of IFRS 16 (Details) - ZAR (R) R in Millions		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets
Property, plant and equipment		R 204,470	R 233,549	R 167,457
Assets under construction		27,802	127,764
Right of use assets		13,816
Goodwill and other intangible assets		2,800	3,357
Equity accounted investments		11,812	9,866
Other long-term investments		1,926	1,248
Post-retirement benefit assets		467	1,274
Long-term receivables and prepaid expenses		6,435	6,317
Long-term financial assets			15
Deferred tax assets		31,665	8,563
Non-current assets		301,193	391,953	357,978
Assets in disposal groups held for sale		84,268	2,554
Inventories		27,801	29,646
Tax receivable		5,419	730	3,302
Trade and other receivables		25,097	28,578
Short-term financial assets		645	630
Cash and cash equivalents		34,739	15,877
Current assets		177,969	78,015
Total assets		479,162	469,968
Equity and liabilities
Shareholders' equity		154,307	219,910
Non-controlling interests		4,941	5,885
Total equity		159,248	225,795	228,608	R 217,234
Long-term debt		147,511	127,350
Lease liabilities	[1]	15,825	7,445
Long-term provisions		21,857	17,622
Post-retirement benefit obligations		14,691	12,708
Long-term deferred income		842	924
Long-term financial liabilities		5,620	1,440
Deferred tax liabilities		20,450	27,586
Non-current liabilities		226,796	195,075
Liabilities in disposal groups held for sale		5,531	488
Short-term debt	[2]	43,468	3,783
Short-term provisions		2,202	3,289
Tax payable		665	1,039	R 2,318
Trade and other payables		35,757	39,466
Short-term deferred income		579	210
Short-term financial liabilities		4,271	765
Bank overdraft		645	58
Current liabilities		93,118	49,098
Total equity and liabilities		R 479,162	469,968
IFRS 16 Impact
Assets
Property, plant and equipment			(7,417)
Assets under construction			(71)
Right of use assets			16,045
Long-term receivables and prepaid expenses			(191)
Non-current assets			8,366
Trade and other receivables			(13)
Current assets			(13)
Total assets			8,353
Equity and liabilities
Shareholders' equity			(290)
Total equity			(290)
Long-term debt			(1,005)
Lease liabilities			7,933
Long-term deferred income			(152)
Long-term financial liabilities			624
Deferred tax liabilities			(111)
Non-current liabilities			7,289
Short-term debt			1,383
Trade and other payables			(29)
Current liabilities			1,354
Total equity and liabilities			8,353
After application of IFRS 16
Assets
Property, plant and equipment			226,132
Assets under construction			127,693
Right of use assets			16,045
Goodwill and other intangible assets			3,357
Equity accounted investments			9,866
Other long-term investments			1,248
Post-retirement benefit assets			1,274
Long-term receivables and prepaid expenses			6,126
Long-term financial assets			15
Deferred tax assets			8,563
Non-current assets			400,319
Assets in disposal groups held for sale			2,554
Inventories			29,646
Tax receivable			730
Trade and other receivables			28,565
Short-term financial assets			630
Cash and cash equivalents			15,877
Current assets			78,002
Total assets			478,321
Equity and liabilities
Shareholders' equity			219,620
Non-controlling interests			5,885
Total equity			225,505
Long-term debt			126,345
Lease liabilities			15,378
Long-term provisions			17,622
Post-retirement benefit obligations			12,708
Long-term deferred income			772
Long-term financial liabilities			2,064
Deferred tax liabilities			27,475
Non-current liabilities			202,364
Liabilities in disposal groups held for sale			488
Short-term debt			5,166
Short-term provisions			3,289
Tax payable			1,039
Trade and other payables			39,437
Short-term deferred income			210
Short-term financial liabilities			765
Bank overdraft			58
Current liabilities			50,452
Total equity and liabilities			R 478,321

[1]	2019 includes finance leases under IAS 17.
[2]	Includes short-term portion of long-term debt and lease liabilities.